RELATED PARTIES	12 Months Ended
Dec. 31, 2024
RELATED PARTIES:
RELATED PARTIES
NOTE 13 - RELATED PARTIES:

The Company’s policy is to enter into transactions with related parties on terms that are on the whole no less favorable to it than those that would be available from unaffiliated parties at arm’s length. Based on its experience in the business sectors in which it operates and the terms of the transactions with unaffiliated third parties, the Company believes that all of the transactions described below met this policy standard at the time they occurred.

On April 30, 2023, the Company and Ilan Gat Ltd. entered into a Separation Agreement pursuant to which Ms. Gat resigned from all positions at the Company and its subsidiaries, including serving as the President of the Company. Effective May 1, 2023, she instead began serving as an observer on the board of directors of the Company. The Company agreed to pay Ms. Gat compensation consisting of (i) five monthly payments in the gross sum of $55,000 plus VAT from May through September 2023; (ii) one monthly payment of $110,000 plus VAT in October 2023, totaling in the aggregate, $385,000 plus VAT; and (iii) other customary terms and conditions.

The Company and RaySat Ltd. (“RaySat”), an entity organized under the laws of the State of Israel and controlled by Mr. Yoav Leibovitch, the Company’s Chairman of the board of directors and one of the Company’s significant shareholders, are parties to a Services Agreement effective as of January 1, 2013 (as amended as of June 27, 2017, September 6, 2020, January 4, 2021, February 24, 2022, October 27, 2022 and February 25, 2024 ). Pursuant to this agreement, Mr. Yoav Leibovitch provides financial management, business development, presidential and management services to the Company and its subsidiaries.

On September 15, 2022, the Company’s board approved an amendment, which was approved by The Company’s shareholders on September 28, 2022, to Mr. Leibovitch’s compensation under this agreement to (i) grant Mr. Leibovitch a $2 million success bonus payable upon the Closing of the Business Combination, (ii) increase Mr. Leibovitch’s monthly fee for services provided to $100,000 per month, effective as of October 1, 2022, increase Mr. Leibovitch’s yearly bonus such that the yearly bonus shall be 2% of the incremental year-over-year growth of the shareholders’ equity in the consolidated financial statements of the Company and increase Mr. Leibovitch’s annual bonus such that the annual bonus shall be 2% of the incremental year- over-year growth of revenues in the consolidated financial statements of the Company.

On October 19, 2023, upon recommendation of the Company’s board and compensation committee, the Company’s shareholders approved a one-time special success bonus of up to $1 million in the aggregate to the Company’s Executive Chairman of the Board, Mr. Yoav Leibovitch, in connection with the MDA Agreement (see Note 3). The MDA bonus is to be paid in nine installments. Each of the special success bonus amounts relates to proceeds the Company has received and expect to receive with respect to the MDA Agreement during the relevant month. The MDA bonus shall not be paid if for any reason whatsoever, whether due to default by the Company or otherwise, we do not actually receive the relevant proceeds with respect to the MDA Agreement.

For the year ended December 31, 2024:

Name	Position	Scope of Position	Holding Rate	Salary, bonuses and related expenses	Expected Bonus	Share- Based Payments
Nir Barkan	Acting Chief Executive Officer	Full Time	0.91%	660	281	594
Raysat (Yoav Leibovitch)	Chairman	Full Time	25.56%	1,200	235	-

For the year ended December 31, 2023:

Name	Position	Scope of Position	Holding Rate	Salary, bonuses and related expenses	Expected Bonus	Share- Based Payments
Nir Barkan	Acting CEO	Full Time	0.25%	303	160	129
Ilan Gat (Simona Gat)	Former president and COO	Full Time	19.47%	605	-	39
Raysat (Yoav Leibovitch)	Chairman	Full Time	26.35%	1,750	450	39

Outstanding balances with related parties:

	For the year ended December 31
	2024	2023
Assets
Jet Talk	46	75
Total Assets	46	75
Labilities
Raysat	335	550
Current Chief Executive Officer	281	190
Total Liabilities	616	740